OTHER INTANGIBLE ASSETS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of intangible assets [text block] [Abstract]
Brand names	£ 380	£ 380
Remaining amortisation period of intangible assets material to entity	8 years